RELATED PARTY TRANSACTIONS (Schedule of Balances with Related Parties) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	2,780
Amounts due to related parties	8,453	8,635
Subsidiary of Former Shareholder of Shenyang K 12 [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties
Amounts due to related parties		4,675
General Manager of College Segment-Gao Shoubai [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties
Amounts due to related parties	3,960	3,960
Vice President - Xie Xuejun [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	2,770
Amounts due to related parties	1,350
General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. -Bu Lixiang [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	10
Amounts due to related parties	3,143